CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common share CNY (¥) shares	Common share USD ($) shares	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2022	¥ 170		¥ 99,250,468		¥ 5,000		¥ 3,322,238		¥ 15,193,035		¥ 117,770,911
Balance at beginning (in shares) at Dec. 31, 2022 | shares	5,278,348,396	5,278,348,396
Changes in equity
Net Income (Loss)									60,026,544		60,026,544
Foreign currency translation difference							1,332,984				1,332,984
Net change in unrealized gains (losses) on available-for-sale debt securities							68,538				68,538
Conversion of the convertible bonds into ordinary shares			955,647								955,647
Conversion of the convertible bonds into ordinary shares (in shares) | shares	12,642,752	12,642,752
Shares issued to depository bank (in shares) | shares	212,500,000	212,500,000
Exercise of share-based awards	¥ 7		8,182								8,189
Exercise of share-based awards (in shares) | shares	209,106,852	209,106,852
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	(209,106,852)	(209,106,852)
Share-based compensation			7,078,794								7,078,794
Appropriation to statutory reserves					100,982				(100,982)
Balance at end of the year at Dec. 31, 2023	¥ 177		107,293,091		105,982		4,723,760		75,118,597		187,241,607
Balance at end (in shares) at Dec. 31, 2023 | shares	5,503,491,148	5,503,491,148
Changes in equity
Net Income (Loss)									112,434,512		112,434,512
Foreign currency translation difference							2,605,982				2,605,982
Net change in unrealized gains (losses) on available-for-sale debt securities							494,803				494,803
Conversion of the convertible bonds into ordinary shares	¥ 1		651,392								651,393
Conversion of the convertible bonds into ordinary shares (in shares) | shares	8,594,700	8,594,700
Shares issued to depository bank (in shares) | shares	56,500,000	56,500,000
Exercise of share-based awards	¥ 2		1,261								1,263
Exercise of share-based awards (in shares) | shares	55,964,908	55,964,908
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	(55,964,908)	(55,964,908)
Share-based compensation			9,883,564								9,883,564
Appropriation to statutory reserves					131,698				(131,698)
Balance at end of the year at Dec. 31, 2024	¥ 180		117,829,308		237,680		7,824,545		187,421,411		¥ 313,313,124
Balance at end (in shares) at Dec. 31, 2024 | shares	5,568,585,848	5,568,585,848									5,568,585,848	5,568,585,848
Changes in equity
Net Income (Loss)									97,842,539		¥ 97,842,539	$ 13,991,297
Foreign currency translation difference							(5,476,543)				(5,476,543)
Net change in unrealized gains (losses) on available-for-sale debt securities							(232,319)				¥ (232,319)	$ (33,221)
Shares issued to depository bank (in shares) | shares	125,000,000	125,000,000									667,455,720	667,455,720
Exercise of share-based awards	¥ 2		1,382								¥ 1,384
Exercise of share-based awards (in shares) | shares	52,856,440	52,856,440
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	(52,856,440)	(52,856,440)
Share-based compensation			7,936,971								7,936,971
Appropriation to statutory reserves					1,100,581				(1,100,581)
Balance at end of the year at Dec. 31, 2025	¥ 182	$ 26	¥ 125,767,661	$ 17,984,536	¥ 1,338,261	$ 191,369	¥ 2,115,683	$ 302,539	¥ 284,163,369	$ 40,634,821	¥ 413,385,156	$ 59,113,291
Balance at end (in shares) at Dec. 31, 2025 | shares	5,693,585,848	5,693,585,848									5,693,585,848	5,693,585,848